Commitments, Guarantees, and Contingencies - Summary of Future Payment Commitments (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2017	Dec. 31, 2014 hour	Dec. 31, 2019 CAD ($)	Dec. 31, 2015
Other Commitments
Operating leases, 2020				$ 27.8
Operating leases, 2021				27.1
Operating leases, 2022				26.5
Operating leases, 2023				24.5
Operating leases, 2024				20.1
Operating leases, 2025 and beyond				100.1
Total lease payments				226.1
Commitments, 2020				3,990.7
Commitments, 2021				3,665.2
Commitments, 2022				3,263.9
Commitments, 2023				2,870.2
Commitments, 2024				2,624.9
Commitments, 2025 and beyond				27,190.1
Commitments				43,605.0
Capital projects
Other Commitments
Other commitments, 2020				6.9
Other commitments, 2021				0.0
Other commitments, 2022				0.0
Other commitments, 2023				0.0
Other commitments, 2024				0.0
Other commitments, 2025 and beyond				0.0
Other commitments				6.9
Environmental
Other Commitments
Other commitments, 2020				6.5
Other commitments, 2021				4.3
Other commitments, 2022				1.0
Other commitments, 2023				1.0
Other commitments, 2024				0.6
Other commitments, 2025 and beyond				0.4
Other commitments				13.8
Merger commitments
Other Commitments
Other commitments, 2020				8.2
Other commitments, 2021				3.8
Other commitments, 2022				1.9
Other commitments, 2023				1.9
Other commitments, 2024				1.9
Other commitments, 2025 and beyond				4.3
Other commitments				22.0
Cumulative expenses incurred but not yet paid	$ 17.0
Natural Gas
Other Commitments
Purchase obligations, 2020				2,374.0
Purchase obligations, 2021				2,488.2
Purchase obligations, 2022				2,323.6
Purchase obligations, 2023				2,076.1
Purchase obligations, 2024				1,959.5
Purchase obligations, 2025 and beyond				22,772.0
Purchase obligations				33,993.4
Natural Gas | Merger commitments
Other Commitments
Other commitments	$ 70.0
Propane
Other Commitments
Purchase obligations, 2020				220.2
Purchase obligations, 2021				127.2
Purchase obligations, 2022				94.9
Purchase obligations, 2023				86.5
Purchase obligations, 2024				58.4
Purchase obligations, 2025 and beyond				127.1
Purchase obligations				714.3
Electricity purchase
Other Commitments
Purchase obligations, 2020				567.2
Purchase obligations, 2021				318.1
Purchase obligations, 2022				160.0
Purchase obligations, 2023				56.4
Purchase obligations, 2024				11.0
Purchase obligations, 2025 and beyond				0.4
Purchase obligations				1,113.1
Service agreements
Other Commitments
Purchase obligations, 2020				58.7
Purchase obligations, 2021				44.0
Purchase obligations, 2022				28.2
Purchase obligations, 2023				23.4
Purchase obligations, 2024				22.9
Purchase obligations, 2025 and beyond				309.1
Purchase obligations				486.3
Service agreement term, (EOH/CT) | hour			124,000
Service agreement term			25 years
Service agreement payable				167.9
Service agreement payable in five years				45.4
Service agreement payment period	16 years	12 years
Service agreements | Ridley Terminals Inc.
Other Commitments
Lease term (years)					20 years
Pipeline and storage services
Other Commitments
Purchase obligations, 2020				721.2
Purchase obligations, 2021				652.5
Purchase obligations, 2022				627.8
Purchase obligations, 2023				600.4
Purchase obligations, 2024				550.5
Purchase obligations, 2025 and beyond				3,876.7
Purchase obligations				$ 7,029.1
Electricity, renewable energy credits
Other Commitments
Purchase obligations	$ 17.4
Leak mitigation | Merger commitments
Other Commitments
Other commitments, 2022	8.0
Other commitments, 2024	$ 2.0